Related Party Transactions - Additional Information (Details) - Khosla - USD ($)						2 Months Ended	5 Months Ended	8 Months Ended
	Jul. 06, 2021	Mar. 31, 2021	Mar. 26, 2021	Mar. 10, 2021	Jan. 29, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Feb. 08, 2021
Related Party Transaction [Line Items]
Due to related parties, current							$ 5,300	$ 300
Sale of Public Shares, net of issuance costs						$ 12,500
Proceeds from sale of Private Placement Shares		$ 11,326,880				$ 11,326,880	$ 407,339,180	$ 407,339,180
Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity									$ 300,000
Founder shares
Related Party Transaction [Line Items]
Sale of Public Shares, net of issuance costs (in shares)					10,000,000
Sale of Public Shares, net of issuance costs			$ 25,000		$ 25,000
Class B Founder Shares
Related Party Transaction [Line Items]
Sale of Public Shares, net of issuance costs (in shares)					5,000,000
Proportion of stock convertible (as a percent)							15.00%	15.00%
Class K Founder Shares
Related Party Transaction [Line Items]
Sale of Public Shares, net of issuance costs (in shares)					5,000,000
Proportion of stock convertible (as a percent)							30.00%	30.00%
Class B Common Stock
Related Party Transaction [Line Items]
Sale of Public Shares, net of issuance costs (in shares)				120,000
Sale of Public Shares, net of issuance costs				$ 300
Class A Common Stock
Related Party Transaction [Line Items]
Sale of Public Shares, net of issuance costs (in shares)	27,000,000
Sale of Public Shares, net of issuance costs	$ 270,000,000
Class A Common Stock | Triggering Events Stock Trading Price One
Related Party Transaction [Line Items]
Conversion of share, price per share (in USD per share)						$ 20.00		$ 20.00
Class A Common Stock | Triggering Events Stock Trading Price Two
Related Party Transaction [Line Items]
Conversion of share, price per share (in USD per share)						25.00		25.00
Class A Common Stock | Triggering Events Stock Trading Price Three
Related Party Transaction [Line Items]
Conversion of share, price per share (in USD per share)						$ 30.00		$ 30.00
Class A Common Stock | Private Placement
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares)			1,100,000
Sale of stock, price per share (in USD per share)			$ 10.00
Sale of stock, consideration received per transaction			$ 11,000,000
Proceeds from sale of Private Placement Shares		$ 326,880	$ 11,000,000			$ 11,326,880
Class A Common Stock | Forward Purchase Agreement
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		1,000,000						1,000,000
Sale of stock, price per share (in USD per share)		$ 10.00				$ 10.00		$ 10.00
Sale of stock, consideration received per transaction		$ 10,000,000						$ 10,000,000
Class A Common Stock | Sponsor | Private Placement
Related Party Transaction [Line Items]
Additional number of shares issued (in shares)			32,688
Additional Proceeds from Issuance of Private Placement			$ 326,880
Proceeds from sale of Private Placement Shares			$ 11,326,880